Operating Expense - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee
Disclosure Of Operating Expense [Line Items]
Average number of employees | employee	133	122	193
Share-based compensation annual expense	€ 245	€ 470	€ 1,236
Profit sharing granted to employees	0	628	0
Research and development expense	€ 35,818	€ 35,166	€ 59,097